NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES: G. Recently Issued Accounting Pronouncements (Policies)	12 Months Ended
Dec. 31, 2022
Policies
G. Recently Issued Accounting Pronouncements

G.Recently Issued Accounting Pronouncements

Management does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the accompanying financial statements. Most of the newer standards issued represent technical corrections to the accounting literature or application to specific industries which have no effect on the Company’s financial statements.